(LOSS)/INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
(LOSS)/INCOME PER SHARE
(LOSS)/INCOME PER SHARE

NOTE 25 – (LOSS)/INCOME PER SHARE

(Loss)/income per share is disclosed below:

	1 January – 31	1 January – 31	1 January – 31
	December	December	December
	2025	2024	2023

(Loss)/income for the year	(5,699,176)	(2,100,697)	142,744
Weighted average number of shares with face value of TRY0.20 each	372,266	328,364	324,810

Basic and diluted income/(loss) per share (TRY per share)	(15.31)	(6.40)	0.44

The equity-settled share-based payment awards (restricted stock units) could potentially dilute basic income/(loss) per share in the future but were not included in the calculation because they are antidilutive for the year ended 31 December 2024. There is no equity-settled share-based payment awards as at 31 December 2025.